CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue from sales	$ 12,246,664	$ 7,402,172	$ 4,226,569
Cost of sales	(6,523,317)	(4,435,915)	(2,759,905)
Gross profit	5,723,347	2,966,257	1,466,664
Administrative expenses	(402,995)	(315,379)	(201,636)
Selling expenses	(499,909)	(353,514)	(241,330)
Other operating expenses	(104,377)	(65,543)	(335,451)
Operating profit	4,716,066	2,231,821	688,247
Net financial results
Financial income	722,185	405,347	552,568
Financial expenses	(1,290,145)	(1,218,708)	(1,526,731)
Total	(567,960)	(813,361)	(974,163)
Share of profit from associates	190	1,522	254
Net income / (loss) before income tax	4,148,296	1,419,982	(285,662)
Income tax (expense) / gain	(1,355,030)	(489,304)	113,553
Net income / (loss) and total comprehensive income / (loss) for the year	2,793,266	930,678	(172,109)
Net income / (loss) and total comprehensive income / (loss) attributable to:
Owners of the Company	2,793,263	930,675	(172,109)
Non-controlling interests	$ 3	$ 3	$ 0
Weighted average of outstanding ordinary shares (in shares)	794,495,283	794,495,283	794,495,283
Basic and diluted earnings / (losses) per share (in dollars per share)	$ 3.52	$ 1.17	$ (0.22)